Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related Party Transactions
Certain Plan investments are managed by Reliance Trust as of December 31, 2025 and 2024. Reliance Trust is the trustee as defined by the Plan and, therefore, these investments and investment transactions qualify as party-in-interest transactions. Certain investment fees are paid by the trustee and are reflected in the net investment income or loss for the year. The Plan also issues loans to participants that are secured by the vested balance in the participants' accounts. As such, these transactions qualify as party-in-interest transactions, which are exempt from the prohibited transactions rules.

Additionally, the Plan sponsor, Virco Mfg. Corporation, is a party-in-interest to the Plan; however, there were no transactions with the Plan Sponsor other than the funding of contributions to the Plan and payment of certain administrative expenses of the Plan, which are exempt transactions.